SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of assumptions used to determine the fair value of the options

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Expected volatility	36%~38%	37%~40%	37%~41%
Risk-free interest rate (per annum)	3.5%~3.7%	2.4%~3.6%	1.7%~2.3%
Exercise multiples	2.2	2.2	2.2
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	US$2.01~2.26	US$2.26~3.87	US$4.08~5.79
Fair value of share option	US$1.35~1.59	US$1.59~3.14	US$3.32~5.03

Summary of share option activities under the Option Plans

			Weighted
		Weighted	Average	Weighted
		Average	Remaining	Average	Aggregate
	Number	Exercise	Contract	Grant Date	Intrinsic
	of Options	Price	life (years)	Fair Value	Value
		US$		US$	US$
Outstanding at January 1, 2020	39,143,483	0.33	6.32	0.74	138,520
Granted	4,936,000	0.80		4.19
Exercised	(6,583,436)	0.16		0.35
Forfeited	(916,799)	0.80		2.64
Outstanding at December 31, 2020	36,579,248	0.37	5.63	1.13	318,660
Expect to vest at December 31, 2020	9,445,896	0.80	8.68	3.22	78,637
Exercisable at December 31, 2020	27,133,352	0.28	4.94	0.59	240,023

Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of restricted shares activity

	Number of
	Restricted Share	Weighted Average
	Units	Grant Date Fair Value
		US$
Unvested at December 31, 2019	2,187,500	2.26
Granted	17,995,626	4.36
Vested	(3,750,000)	3.72
Forfeited	(30,000)	6.49
Unvested at December 31, 2020	16,403,126	4.22
Expected to vest at December 31, 2020	16,403,126	4.22

JD Employee Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of restricted shares activity

	Number of
	Restricted Share	Weighted Average
	Units	Fair Value
		US$
Unvested at January 1, 2020	150,085	20.93
Vested	(64,525)	20.93
Unvested at December 31, 2020	85,560	20.93
Expected to vest at December 31, 2020	85,560	20.93